Earnings (Loss) per Share (Details) (USD $)	12 Months Ended			97 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Earnings Loss Per Share
Numerator - net income (loss) available to common stockholders	$ (37,762)	$ (99,631)	$ (526,369)	$ (7,024,947)
Denominator - weighted average number of common shares outstanding	34,548,368	32,010,663	25,948,368
Dilutive common stock equivalents - stock options
Denominator - weighted average number of fully diluted common shares outstanding	34,548,368	32,010,663	25,948,368
Basic earnings (loss) per common share	$ 0.00	$ 0.00	$ (0.02)
Diluted earnings (loss) per common share	$ 0.00	$ 0.00	$ (0.02)